QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 71,245	$ 66,407	$ 73,151	$ 78,495	$ 71,469	$ 83,425	$ 73,185	$ 81,571	$ 77,945	$ 289,522	$ 316,126
Gross loss		(11,210)	(6,441)	(6,759)	(9,363)	(5,610)	(10,016)	(8,738)	(8,026)
Net loss	$ 9,003	$ (52,358)	$ (42,652)	$ (34,398)	$ (22,534)	(20,534)	(17,225)	(17,017)	(17,923)	$ (151,942)	$ (72,699)
General partner's interest in net income (loss) for the period						(214)	(179)	(177)	(187)
Net loss per common share (basic and diluted)		$ (1.23)	$ (1.10)	$ (0.87)	$ (0.59)
Limited partners' interest in net loss for the period						$ (20,320)	$ (17,046)	$ (16,840)	$ (17,736)
Net loss per common limited partner unit (basic and diluted)						$ (0.54)	$ (0.45)	$ (0.44)	$ (0.47)		$ (1.92)	[1]

[1]	For the period prior to the C-Corporation Conversion, represents net loss divided by weighted average number of common limited partner units outstanding and for the period following the C-Corporation Conversion, represents net loss divided by weighted average number of common shares outstanding.